Farmers New World Life Insurance Company Legal Department 3003 77th Avenue S.E. Mercer Island, Washington 98040

May 4, 2016	Garrett B. Paddor VP, General Counsel & Corporate Secretary Direct: 206/275-8152 Main: 206/275-8140 Fax: 206/275-8144

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Farmers New World Life Insurance Company

Farmers Variable Life Separate Account A

Post-Effective Amendment No. 17 to Form N-6 (File No. 333-100287)

Farmers Accumulator Variable Universal Life

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Variable Life Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable universal life contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-6 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2016.

If you have any question or comment regarding this filing, please contact Juanita M. Thomas, Esq. at (573) 754-4805.

Sincerely,

/s/ Garrett B. Paddor

Garrett B. Paddor Vice President, General Counsel & Corporate Secretary Farmers New World Life Insurance Company

cc: Juanita M. Thomas, Esq.